Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Financial Liabilities
Schedule of reconciliation of liabilities

The following table provides a reconciliation of movements of liabilities to cash flows arising from financing activities and balances at December 31, 2025 and 2024:

	Bank Loan	Loan Payable	Project Financing	Government Loans	Lease Obligations (Note 11)	Total

Balance at December 31, 2023	$71	$-	$182	$391	$455	$1,099

Changes from financing activities:
Repayment of bank loan	(41)	-	-	-	-	(41)
Repayment of loan payable	-	(41)	-	-	-	(41)
Payment of lease obligations	-	-	-	-	(345)	(345)
Repayment of government loans	-	-	-	(114)	-	(114)

Total changes from financing activities	(41)	(41)	-	(114)	(345)	(541)

Foreign exchange	2	-	(15)	(15)	(11)	(39)

Other changes:
Financing costs	5	17	-	16	47	85
Interest paid	(5)	(17)	-	(5)	(47)	(74)
New loan	-	310	-	-	-	310
New leases (Note 7)	-	-	-	-	353	353

Balance at December 31, 2024	$32	$269	$167	$273	$452	$1,193

Changes from financing activities:
Repayment of bank loan	(35)	-	-	-	-	(35)
Repayment of loan payable	-	(127)	-	-	-	(127)
Payment of lease obligations	-	-	-	-	(334)	(334)
Repayment of government loans	-	-	-	(278)	-	(278)

Total changes from financing activities	(35)	(127)	-	(278)	(334)	(774)

Foreign exchange	3	-	8	1	6	18

Other changes:
Financing costs	2	(41)	-	9	44	14
Interest paid	(2)	41	-	(5)	(44)	(10)
New loan	-	1,091	-	-	-	1,091
New leases (Note 7)	-	-	-	-	610	610
Adjustment (Note 7)	-	-	-	-	(169)	(169)

Balance at December 31, 2025	$-	$1,233	$175	$-	$565	$1,973

Schedule of loan payable
	December 31,	December 31,
	2025	2024

Loan payable	$1,233	$269

	1,233	269

Less current portion	(299)	(97)

Long-term portion of loan payable	$934	$172

Schedule of government loans
	December 31,	December 31,
	2025	2024

SBA loan	$-	$144
Western Development Canada loan	-	129

	-	273

Less current portion	-	(132)

Long-term portion of government loans	$-	$141